Taxation - Summary of Income Tax Expense Recognized in The Consolidated Statement of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
Current income tax expense for the year	€ (927)	€ (1,058)	€ (200)
Adjustments in respect of current income tax of previous years	(34)	(64)	0
Total current tax expense	(961)	(1,122)	(200)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	11,609	16,950	0
(De)recognition of deferred tax assets	(11,152)	(16,464)	(152)
Total deferred tax expense	457	486	(152)
Effective tax (rate), Amount	€ (504)	€ (636)	€ (352)